Income Tax - Effect of tax holiday (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares	Dec. 31, 2021 CNY (¥) ¥ / shares	Dec. 31, 2020 CNY (¥) ¥ / shares
Income Tax
Tax saving amount due to preferential tax rates | ¥	¥ 355,489	¥ 370,178	¥ 538,014
Income per share effect- basic	0.44	0.45	0.68
Income per share effect- diluted	0.43	0.45	0.68